Taxes - Reconciliation of Swedish Income Tax Rate with Effective Tax Rate (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Expected tax expense at Swedish tax rate 22.0%	kr 8,652	kr (886)	kr (4,372)
Effect of foreign tax rates	205	(536)	(1,101)
Current income taxes related to prior years	83	(489)	(104)
Remeasurement of tax loss carry-forwards	(150)	143	(250)
Remeasurement of deductible temporary differences	127	119	185
Tax effect of non-deductible expenses	(4,144)	(1,357)	(1,559)
Tax effect of non-taxableincome	480	935	981
Tax effect of changes in tax rates	(986)	(60)	21
Tax expense/benefit	kr 4,267	kr (2,131)	kr (6,199)
Effective tax rate	10.80%	52.90%	31.20%